The Manufacturers Life Insurance Company (U.S.A.)
500 Boylston Street, Suite 500
Boston, MA 02116-3739

September 19, 2002

VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re: The Manufacturers Life Insurance Company (U.S.A.) Separate Account H File No. 333-70850 (the "Registrant")

Dear Sirs:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated September 16, 2002 for the Registrant contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post effective amendment no. 2 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on September 6, 2002 via EDGAR.

If you have any questions, please call the undersigned at (617) 854-8649.

Very truly yours,


/s/ Gustav C. Enzie

Gustav C. Enzie
Legal Specialist